UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 36.4%
BANKS 12.8%
Ally Financial, 7.25%, due 2/7/33	631,938	$15,918,518
Ally Financial, 7.30%, due 3/9/31, (PINES)	537,099	13,454,330
Astoria Financial Corp., 6.50%, Series C	145,632	3,152,933
Citigroup, 7.125%, Series J	30,000	757,500
CoBank ACB, 6.25%, 144A ($100 Par Value)(a)	276,000	26,366,639
CoBank ACB, 6.125%, Series G ($100 Par Value)	150,250	14,165,765
Countrywide Capital IV, 6.75%, due 4/1/33	710,397	17,688,885
Countrywide Capital V, 7.00%, due 11/1/36	1,328,067	33,493,850
Farm Credit Bank of Texas, 6.75%, 144A(a)	212,500	21,342,969
First Niagara Financial Group, 8.625%, Series B	229,881	6,634,366
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)	250,000	6,687,500
Goldman Sachs Group/The, 5.50%, Series J	731,587	16,416,812
HSBC USA, 3.50%, Series F (FRN)	579,800	10,505,976
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)	22,678	28,120,720
PNC Financial Services Group, 6.125%, Series P	990,506	25,000,371
PrivateBancorp, 7.125%, due 10/30/42	344,072	8,512,341
US Bancorp, 6.50%, Series F	192,341	4,998,943
Wells Fargo & Co, 5.85%	473,125	11,293,494
Zions Bancorp, 7.90%, Series F	462,800	12,736,256
Zions Bancorp, 6.30%, Series G	412,100	9,700,834
		286,949,002
BANKS—FOREIGN 1.3%
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	462,868	11,687,417
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)	448,873	11,248,758
Royal Bank of Scotland Group PLC, 7.25%, Series H (United Kingdom)	116,460	2,861,422
Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	169,470	3,631,742
		29,429,339
ELECTRIC—INTEGRATED 0.6%
Entergy Arkansas, 4.90%, due 12/1/52	40,000	789,600
Integrys Energy Group, 6.00%, due 8/1/73	498,725	12,128,992
		12,918,592

	Number of Shares	Value
FINANCE—INVESTMENT ADVISORY SERVICES 0.5%
Affiliated Managers Group, 6.375%, due 8/15/42	465,300	$10,590,228

INSURANCE 7.8%
LIFE/HEALTH INSURANCE 1.1%
Principal Financial Group, 5.563%, Series A ($100 Par Value)	127,000	12,588,875
Principal Financial Group, 6.518%, Series B (FRN)	477,940	11,886,368
		24,475,243
LIFE/HEALTH INSURANCE—FOREIGN 0.8%
Aegon NV, 6.875% (Netherlands)	311,120	7,544,660
Aegon NV, 7.25% (Netherlands)	358,230	8,977,244
Aviva PLC, 8.25%, due 12/1/41 (United Kingdom)	67,294	1,863,371
		18,385,275
MULTI-LINE 1.2%
Hanover Insurance Group/The, 6.35%, due 3/30/53	366,500	7,971,375
Hartford Financial Services Group, 7.875%, due 4/15/42	662,960	18,642,435
		26,613,810
MULTI-LINE—FOREIGN 2.6%
ING Groep N.V., 7.05% (Netherlands)	368,762	9,119,484
ING Groep N.V., 7.20% (Netherlands)	602,933	15,061,266
ING Groep N.V., 7.375% (Netherlands)	1,080,795	27,030,683
ING Groep N.V., 8.50% (Netherlands)	234,865	5,986,709
		57,198,142
REINSURANCE 0.6%
Reinsurance Group of America, 6.20%, due 9/15/42	561,870	13,866,952

REINSURANCE—FOREIGN 1.5%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	640,630	15,202,150
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	202,107	5,064,801
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)(b)	256,140	6,088,448
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	163,398	4,075,146
Montpelier Re Holdings Ltd., 8.875% (Bermuda)	140,175	3,644,550
		34,075,095
TOTAL INSURANCE		174,614,517

INTEGRATED TELECOMMUNICATIONS SERVICES 2.0%
Qwest Corp., 6.125%, due 6/1/53	988,223	20,910,799
Qwest Corp., 7.00%, due 4/1/52	326,609	7,949,663

	Number of Shares	Value
Qwest Corp., 7.00%, due 7/1/52	200,376	$4,815,035
Qwest Corp., 7.375%, due 6/1/51	228,874	5,731,005
Telephone & Data Systems, 6.875%, due 11/15/59	97,957	2,354,886
Telephone & Data Systems, 7.00%, due 3/15/60	158,181	3,927,634
		45,689,022
PIPELINES 0.4%
NuStar Logistics LP, 7.625%, due 1/15/43	335,800	8,475,592

REAL ESTATE 10.1%
DIVERSIFIED 3.9%
Colony Financial, 8.50%, Series A	383,197	9,733,204
Coresite Realty Corp., 7.25%, Series A	406,311	9,690,517
Cousins Properties, 7.50%, Series B	91,943	2,298,575
Duke Realty Corp., 6.50%, Series K	125,000	2,956,250
DuPont Fabros Technology, 7.875%, Series A	318,329	8,021,891
Gramercy Property Trust, 8.125%, Series A	259,639	8,941,967
National Retail Properties, 5.70%	229,985	4,528,405
NorthStar Realty Finance Corp., 8.50%, Series D	333,800	8,071,284
Retail Properties of America, 7.00%	506,582	11,534,872
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(a)	4,090	5,439,700
Urstadt Biddle Properties, 7.125%, Series F	232,000	5,554,080
Vornado Realty Trust, 6.625%, Series G	278,860	6,692,640
Winthrop Realty Trust, 7.75%, due 8/15/22	137,374	3,570,350
		87,033,735
HOTEL 2.2%
Chesapeake Lodging Trust, 7.75%, Series A	359,000	8,910,380
Hersha Hospitality Trust, 8.00%, Series B	156,569	3,984,681
Hersha Hospitality Trust, 6.875%, Series C	199,569	4,614,035
Hospitality Properties Trust, 7.125%, Series D	93,809	2,332,092
LaSalle Hotel Properties, 7.50%, Series H	99,900	2,463,534
LaSalle Hotel Properties, 6.375%, Series I	280,000	5,950,000
Pebblebrook Hotel Trust, 7.875%, Series A	240,977	6,229,256
Pebblebrook Hotel Trust, 6.50%, Series C	210,000	4,483,500
Summit Hotel Properties, 7.125%	177,800	4,172,966
Sunstone Hotel Investors, 8.00%, Series D	256,870	6,466,702
		49,607,146
INDUSTRIALS 0.2%
First Potomac Realty Trust, 7.75%, Series A	192,001	4,871,065

	Number of Shares	Value
MORTGAGE 0.4%
Annaly Capital Management, 7.50%, Series D	346,700	$8,130,115

OFFICE 0.8%
CommonWealth REIT, 6.50%, Series D (Convertible)	227,859	4,769,089
Corporate Office Properties Trust, 7.375%, Series L	292,000	7,262,040
Hudson Pacific Properties, 8.375%, Series B	230,908	5,865,063
		17,896,192
RESIDENTIAL—MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	226,688	5,331,702

SHOPPING CENTERS 2.4%
COMMUNITY CENTER 1.1%
Cedar Realty Trust, 7.25%, Series B	317,900	7,311,700
DDR Corp., 7.375%, Series H	99,103	2,463,205
DDR Corp., 6.50%, Series J	215,707	4,749,868
DDR Corp., 6.25%, Series K	81,933	1,725,509
Kite Realty Group Trust, 8.25%, Series A	103,490	2,643,134
Saul Centers, 6.875%, Series C	268,731	6,299,055
		25,192,471
FREE STANDING 0.1%
Realty Income Corp., 6.625%, Series F	91,200	2,209,776

REGIONAL MALL 1.2%
CBL & Associates Properties, 7.375%, Series D	297,509	7,431,775
Glimcher Realty Trust, 7.50%, Series H	214,700	5,195,740
Pennsylvania REIT, 8.25%, Series A	232,069	5,929,363
Taubman Centers, 6.50%, Series J	54,086	1,282,920
Taubman Centers, 6.25%, Series K	280,000	6,260,800
		26,100,598
TOTAL SHOPPING CENTERS		53,502,845
TOTAL REAL ESTATE		226,372,800

TRANSPORT—MARINE—FOREIGN 0.7%
Seaspan Corp., 9.50%, Series C (Hong Kong)	357,226	9,680,825
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)	271,600	6,705,804
		16,386,629
UTILITIES 0.2%
PPL Capital Funding, 5.90%, due 4/30/73, Series B	238,276	5,080,044

	Number of Shares	Value
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$834,423,395)		$816,505,765

PREFERRED SECURITIES—CAPITAL SECURITIES 61.3%
BANKS 13.0%
Citigroup, 5.95%	11,150,000	10,411,313
Countrywide Capital III, 8.05%, due 6/15/27, Series B(c)	3,000,000	3,570,000
Farm Credit Bank of Texas, 10.00%, Series I	18,200	21,879,813
Goldman Sachs Capital I, 6.345%, due 2/15/34	21,390,000	20,765,925
Goldman Sachs Capital II, 4.00%, due 6/1/43, (FRN)	32,878,000	24,165,330
Goldman Sachs Capital III, 4.00%, Series F (FRN)	27,744,000	20,253,120
JPMorgan Chase & Co., 7.90%, Series I	75,450,000	81,942,020
JPMorgan Chase & Co., 6.00%, Series R	4,662,000	4,393,935
M&T Capital Trust II, 8.277%, due 6/1/27(c)	6,000,000	6,120,000
PNC Financial Services Group, 6.75%	9,000,000	9,309,321
Regions Financial Corp., 7.375%, due 12/10/37	12,095,000	12,843,003
Wells Fargo & Co., 7.98%, Series K	51,170,000	56,542,850
Zions Bancorp, 5.80%	9,000,000	7,897,500
Zions Bancorp, 7.20%, Series J	12,000,000	11,970,000
		292,064,130
BANKS—FOREIGN 20.1%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(c)	15,200,000	15,076,500
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)(a)	18,200,000	19,383,000
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)	6,100,000	8,728,551
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	12,800,000	12,720,000
Barclays Bank PLC, 7.75%, due 4/10/23 (United Kingdom)	16,000,000	16,440,000
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(a)	23,438,000	24,082,545
BNP Paribas, 7.195%, 144A (France)(a)	16,500,000	16,644,375
BPCE SA, 9.00%, (EUR) (France)	11,000,000	15,832,274
Claudius Ltd. (Credit Suisse), 7.875% (Switzerland)	9,804,000	10,478,025
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(a)	26,350,000	26,942,875
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(a)	16,800,000	16,737,000
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(a)	11,250,000	11,407,072
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41 (Switzerland)	5,400,000	5,764,500
Deutsche Bank Capital Funding Trust I, 3.254%, 144A (FRN) (Germany)(a),(c)	14,274,000	12,275,640
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a)	24,901,000	24,851,198
HBOS Capital Funding LP, 6.85% (United Kingdom)	42,496,000	40,891,776

	Number of Shares	Value
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a)	25,554,000	$36,350,565
KBC Bank NV, 8.00%, due 1/25/23 (Belgium)	14,400,000	14,688,000
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)(a)	5,350,000	5,002,250
Rabobank Nederland, 8.40% (Netherlands)	24,150,000	26,263,125
Rabobank Nederland, 11.00%, 144A (Netherlands)(a)	17,550,000	22,963,122
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	16,649,000	17,231,715
SMFG Preferred Capital, 9.50%, 144A (FRN) (Cayman Islands)(a)	4,000,000	4,990,000
Societe Generale SA, 8.875% (France) (GBP)	5,442,000	9,470,814
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a)	9,250,000	9,462,472
UBS AG, 7.625%, due 8/17/22 (Switzerland)	24,000,000	26,576,904
		451,254,298
FINANCE 3.3%
DIVERSIFIED FINANCIAL SERVICES 3.2%
Aberdeen Asset Management PLC, 7.00% (United Kingdom)	6,433,000	6,545,577
General Electric Capital Corp., 7.125%, Series A	35,600,000	38,864,556
General Electric Capital Corp., 6.25%, Series B	24,600,000	24,946,786
		70,356,919
INVESTMENT BANKER/BROKER 0.1%
Charles Schwab Corp., 7.00%	2,700,000	2,949,750
TOTAL FINANCE		73,306,669

INSURANCE 18.5%
LIFE/HEALTH INSURANCE 6.1%
AIG Life Holdings, 7.57%, due 12/1/45, 144A(a)	17,745,000	19,874,400
AIG Life Holdings, 8.125%, due 3/15/46, 144A(a)	8,450,000	9,865,375
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a)	4,800,000	4,884,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a)	14,762,000	16,681,060
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a)	24,845,000	31,677,375
Provident Financing Trust I, 7.405%, due 3/15/38(c)	18,650,000	20,421,750
Prudential Financial, 5.625%, due 6/15/43, (FRN)	36,175,000	34,253,384
		137,657,344
LIFE/HEALTH INSURANCE—FOREIGN 4.3%
CNP Assurances, 6.875% (France)	11,600,000	12,171,532
Dai-Ichi Mutual Life, 7.25%, 144A (Japan)(a)	13,000,000	14,386,671

	Number of Shares	Value
Friends Life Group PLC, 7.875% (United Kingdom)	10,500,000	$11,189,262
La Mondiale Vie, 7.625% (France)	35,550,000	36,572,062
Prudential PLC, 7.75% (United Kingdom)	6,155,000	6,601,238
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(a)	15,000,000	15,245,985
		96,166,750
MULTI-LINE 1.6%
American International Group, 8.175%, due 5/15/58, (FRN)	30,259,000	35,569,455

MULTI-LINE—FOREIGN 2.3%
Aviva PLC, 8.25% (United Kingdom)	13,366,000	14,318,328
AXA SA, 8.60%, due 12/15/30 (France)	7,000,000	8,480,451
AXA SA, 6.379%, 144A (France)(a)	9,940,000	9,604,525
AXA SA, 6.463%, 144A (France)(a)	11,290,000	11,318,225
Cloverie PLC, 8.25% (Switzerland)	5,800,000	6,691,767
		50,413,296
PROPERTY CASUALTY 0.9%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a)	6,505,000	6,635,100
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	12,258,000	13,299,930
		19,935,030
PROPERTY CASUALTY—FOREIGN 0.7%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a)	15,036,000	16,577,190

REINSURANCE—FOREIGN 2.6%
Aquarius + Investments PLC, 8.25% (Switzerland)	17,480,000	18,747,300
Catlin Insurance Co., 7.249%, 144A (Bermuda)(a)	25,350,000	26,047,125
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a)	13,750,000	14,513,771
		59,308,196
TOTAL INSURANCE		415,627,261

INTEGRATED TELECOMMUNICATIONS SERVICES 1.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a)	28,162	34,797,671

OIL & GAS EXPLORATION & PRODUCTION—FOREIGN 0.3%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)	5,000,000	7,085,554

	Number of Shares	Value
PIPELINES 2.6%
DCP Midstream LLC, 5.85%, due 5/21/43, 144A(a)	5,550,000	$5,106,000
El Paso LLC, 8.05%, due 10/15/30, Series GMTN	4,600,000	4,764,450
Enbridge Energy Partners LP, 8.05%, due 10/1/37	19,403,000	21,869,820
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	12,425,000	13,835,697
Enterprise Products Operating LP, 8.375%, due 8/1/66	12,326,000	13,613,451
		59,189,418
UTILITIES 2.0%
ELECTRIC UTILITIES 0.6%
FPL Group Capital, 7.30%, due 9/1/67, Series D	12,200,000	13,248,297

ELECTRIC UTILITIES—FOREIGN 0.5%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a)	9,630,000	9,771,831

MULTI-UTILITIES 0.9%
Dominion Resources, 7.50%, due 6/30/66, Series A	7,495,000	8,024,627
PPL Capital Funding, 6.70%, due 3/30/67, Series A	12,638,000	12,900,693
		20,925,320
TOTAL UTILITIES		43,945,448
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,343,618,159)		1,377,270,449

	Principal Amount
CORPORATE BONDS 0.9%
INSURANCE—PROPERTY CASUALTY 0.4%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	$8,400,000	8,853,205

INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Citizens Communications Co., 9.00%, due 8/15/31	10,850,000	10,687,250
TOTAL CORPORATE BONDS (Identified cost—$19,065,726)		19,540,455

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		3,750,000	$3,750,000
Federated Government Obligations Fund, 0.01%(d)		3,750,000	3,750,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,500,000)			7,500,000

TOTAL INVESTMENTS (Identified cost—$2,204,607,280)	98.9%		2,220,816,669

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1		24,496,865

NET ASSETS	100.0%		$2,245,313,534

Forward foreign currency exchange contracts outstanding at September 30, 2013 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	EUR	23,172,837	USD	30,561,820	10/2/13	$(787,563)
Brown Brothers Harriman	GBP	5,785,934	USD	8,949,168	10/2/13	(417,686)
Brown Brothers Harriman	USD	31,361,631	EUR	23,172,837	10/2/13	(12,248)
Brown Brothers Harriman	USD	9,367,867	GBP	5,785,934	10/2/13	(1,012)
Brown Brothers Harriman	EUR	23,433,440	USD	31,713,623	11/4/13	9,105
Brown Brothers Harriman	GBP	5,838,286	USD	9,449,289	11/4/13	134
						$(1,209,270)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
PINES	Public Income Notes
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 24.7% of the net assets of the Fund, of which 0.0% are illiquid.
(b)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $4,872,850 in aggregate has been segregated as collateral.
(c)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 2.6% of the net assets of the Fund.

(d)	Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value,

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2013, there were $5,439,700 of securities transferred between Level 1 and Level 2, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of September 30, 2013.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Preferred Securities - $25 Par Value - Banks	$286,949,002	$225,073,629	$61,875,373	$—
Preferred Securities - $25 Par Value - Life/Health Insurance	24,475,243	11,886,368	12,588,875
Preferred Securities - $25 Par Value - Other Industries	505,081,520	505,081,520		—
Preferred Securities - Capital Securities - Banks	292,064,130	—	282,374,130	9,690,000	(b)
Preferred Securities - Capital Securities - Banks - Foreign	451,254,298	—	409,214,158	42,040,140	(b),(c)
Preferred Securities - Capital Securities - Insurance - Life/Health Insurance	137,657,344	—	117,235,594	20,421,750	(b)
Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign	96,166,750	—	59,594,688	36,572,062	(b)
Preferred Securities - Capital Securities - Other Industries	400,127,927	—	400,127,927	—
Corporate Bonds	19,540,455	—	19,540,455	—
Money Market Funds	7,500,000	—	7,500,000	—
Total Investments(d)	$2,220,816,669	$742,041,517	$1,370,051,200	$108,723,952
Forward foreign currency exchange contracts	$9,239	$—	$9,239	$—
Total Appreciation in Other Financial Instruments(d)	$9,239	$—	$9,239	$—
Forward foreign currency exchange contracts	$(1,218,509	$—	$(1,218,509)	$—
Total Depreciation in Other Financial Instruments(d)	$(1,218,509)	$—	$(1,218,509)	$—

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued utilizing independent broker quotes.

(c) Valued by a pricing service which utilized independent broker quotes.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities- Banks - Foreign	Preferred Securities - Capital Securities- Insurance - Life/Health Insurance	Preferred Securities - Capital Securities- Insurance - Life/Health Insurance - Foreign
Balance as of December 31, 2012	$17,727,812	$17,727,812	$—	$—	$—
Purchases	112,898,709	8,505,000	42,510,893	25,690,500	36,192,316
Sales	(5,424,000)	—	—	(5,424,000)	—
Realized gain (loss)	68,754	—	—	68,754	—
Amortization	(70,344)	(16,256)	(3,656)	(12,980)	(37,452)
Change in unrealized appreciation (depreciation)	(717,166)	(766,743)	(467,097)	99,476	417,198
Transfers into Level 3(a)	6,120,000	6,120,000	—	—	—
Transfers out of Level 3(b)	(21,879,813)	(21,879,813)	—	—	—
Balance as of September 30, 2013	$108,723,952	$9,690,000	$42,040,140	$20,421,750	$36,572,062

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $50,834.

(a) As of December 31, 2012, the Fund used significant observable inputs in determining the value of certain investments. As of September 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments.

(b) As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2013, the Fund used significant observable inputs in determining the value of the same investments.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2013:

Forward foreign currency exchange contracts	$(1,209,270)

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended September 30, 2013:

Forward foreign currency exchange contracts
Average Notional Amount	$50,152,423
Ending Notional Amount	$41,162,912

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,204,607,280
Gross unrealized appreciation	$63,463,110
Gross unrealized depreciation	(47,253,721)
Net unrealized appreciation	$16,209,389

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013